Cover	Apr. 27, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Entity File Number	001-02979
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Central Index Key	0000072971
Entity Tax Identification Number	41-0449260
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	420 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	866
Local Phone Number	249-3302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $1-2/3
Trading Symbol	WFC
Security Exchange Name	NYSE
7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Title of 12(b) Security	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Security Exchange Name	NYSE
Fixedtofloating Rate Noncumulative Perpetual Class Preferred Stock Series Q [Member]
Title of 12(b) Security	5.85% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock, Series Q
Trading Symbol	WFC.PRQ
Security Exchange Name	NYSE
Fixedtofloating Rate Noncumulative Perpetual Class Preferred Stock Series R [Member]
Title of 12(b) Security	6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock, Series R
Trading Symbol	WFC.PRR
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Trading Symbol	WFC.PRA
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Trading Symbol	WFC.PRC
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Trading Symbol	WFC.PRD
Security Exchange Name	NYSE
Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Title of 12(b) Security	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A
Security Exchange Name	NYSE